Commitments and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

The Company had certain office leases in relation to its operations. These leases are classified as operating leases. Other than these operating leases and the common shares subject to redemption (note 13), the Company does not have significant commitments, long-term obligations, or guarantees as of September 30, 2025 and 2024.

Operating lease

The future aggregate minimum lease payments under the non-cancellable residential apartment building operating lease are as follows:

2026	$797,161
2027	271,921
2028	328,000
2029	337,720
2030 and thereafter	1,844,918
Total future minimum lease payments	$3,579,720
Less: imputed interest	(1,245,183)
Total operating lease liability	$2,334,537
Less: operating lease liability - current	752,429
Total operating lease liability – non current	$1,582,108

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated business, financial position, cash flows or results of operations taken as a whole.